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[LOGO OF MetLife]

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166-0005

ROBIN WAGNER
Assistant General Counsel
Legal Affairs
Phone: 212-578-9071

March 6, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  Paragon Separate Account A
     File No. 811-05382

Ladies and Gentlemen:

The Annual Reports dated December 31, 2019 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Paragon Separate Account A of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File
No. 811-03857;

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Forn N-CSR, CIK No. 0001126087, File No. 811-10183;

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618;

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511;

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205;

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361; and

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The Annual Reports for certain series of MFS(R) Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company